Vessels, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels, Net

NOTE 6 – VESSELS, NET

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2021	$3,220,627	$(368,057)	$2,852,570
Additions/ (Depreciation)	1,202,206	(163,941)	1,038,265
Disposals	(130,683)	17,177	(113,506)
Balance December 31, 2022	$4,292,150	$(514,821)	$3,777,329
Additions/ (Depreciation)	432,773	(199,135)	233,638
Disposals	(301,462)	25,166	(276,296)
Balance December 31, 2023	$4,423,461	$(688,790)	$3,734,671
Additions/ Remeasurement of finance lease liability/ (Depreciation)	1,065,949	(209,950)	855,999
Disposals/ Impairment/ Transfers to owned vessels	(438,644)	89,266	(349,378)
Balance December 31, 2024	$5,050,766	$(809,474)	$4,241,292

The above balances as of December 31, 2024 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2023	$3,782,032	$(656,531)	$3,125,501
Additions/ (Depreciation)	1,040,523	(188,059)	852,464
Disposals/ Impairment	(228,261)	69,112	(159,149)
Balance December 31, 2024	$4,594,294	$(775,478)	$3,818,816

Right-of-use assets under finance lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2023	$641,429	$(32,259)	$609,170
Remeasurement of finance lease liability/ (Depreciation)	25,426	(21,891)	3,535
Transfers to owned vessels	(210,383)	20,154	(190,229)
Balance December 31, 2024	$456,472	$(33,996)	$422,476

During the years ended December 31, 2024, 2023 and 2022, the Company capitalized certain extraordinary fees and costs related to vessels' regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements that amounted to $32,013, $58,766 and $18,901, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the Consolidated Statements of Cash Flows (see Note 17 – Transactions with related parties and affiliates).

Acquisition of Vessels

2024

During the year ended December 31, 2024, Navios Partners took delivery of 12 2024-built vessels (nine 5,300 TEU Containerships and three Aframax/LR2 tanker vessels), from various unrelated third parties, for an aggregate acquisition cost of $816,167 (including $68,893 capitalized expenses).

During the year ended December 31, 2024, Navios Partners paid an aggregate amount of $117,825 (including $1,166 capitalized expenses) to acquire from various unrelated third parties four Kamsarmax vessels, which were previously accounted for as right-of-use assets under finance leases. The Company derecognized the right-of-use assets under the finance leases and recognized the vessels at an aggregate cost of $164,398.

In June 2024, Navios Partners agreed to acquire from an unrelated third party the Navios Venus, a 2015-built Ultra-Handymax vessel of 61,339 dwt, which was previously chartered-in and accounted for as a right-of-use asset under operating lease. In accordance with the provisions of ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the lease classification, the Company has classified the above transaction as a finance lease, as of the effective date of the modification. Following the reassessment performed, the Company recognized a right-of-use asset at $27,463, being an amount equal to the finance lease liability (see Note 10 – Borrowings). On December 27, 2024, Navios Partners acquired from an unrelated third party, the Navios Venus, for an acquisition cost of $26,683 (including $1,333 capitalized expenses), which was previously accounted for as a right-of-use asset under a finance lease. On the same date, the Company derecognized the right-of-use asset under finance lease and recognized the vessel at an aggregate cost of $27,954.

2023

On November 9, 2023, Navios Partners took delivery of a 2023-built 5,300 TEU Containership, from an unrelated third party, for an acquisition cost of $66,733.

In August 2023, Navios Partners agreed to acquire from an unrelated third party a 2019-built Kamsarmax vessel of 81,692 dwt, which was previously chartered-in and accounted for as a right-of-use asset under operating lease. In accordance with the provisions of ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as finance lease, as of the effective date of the modification. Following the reassessment performed, the Company recognized a right-of-use asset at $27,561, being an amount equal to the finance lease liability (see Note 10 – Borrowings). On October 16, 2023, Navios Partners acquired from an unrelated third party, the Navios Horizon I, for an acquisition cost of $28,127, which was previously accounted for as a right-of-use asset under a finance lease. At the same date, the Company derecognized the right-of-use asset under finance lease and recognized the vessel at an aggregate cost of $27,555.

On June 21, 2023, Navios Partners took delivery of a 2023-built Capesize vessel of 182,212 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement, which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right-of-use asset at $64,600, being an amount equal to the initial measurement of the finance lease liability, including capitalized expenses, (see Note 10 - Borrowings), increased by the amount of $2,574, which was prepaid before the lease commencement.

On April 27, 2023, Navios Partners took delivery of a 2023-built Capesize vessel of 182,169 dwt , from an unrelated third party by entering into a 15-year bareboat charter-in agreement, which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right-of-use asset at $50,890, being an amount equal to the initial measurement of the finance lease liability, including capitalized expenses, (see Note 10- Borrowings), increased by the amount of $2,579, which was prepaid before the lease commencement.

On March 29, 2023, Navios Partners took delivery of a 2023-built Capesize vessel of 182,115 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement, which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement, as a finance lease, and recognized a right-of-use asset at $46,146 being an amount equal to the initial measurement of the finance lease liability, including capitalized expenses, (see Note 10– Borrowings), increased by the amount of $3,028, which was prepaid before the lease commencement.

On March 6, 2023, Navios Partners paid an amount of $42,879 (including $1,600 related to the scrubber system installation) and acquired from an unrelated third party, a 2016-built scrubber-fitted Capesize vessel of 181,221 dwt, which was previously accounted for as a right-of-use asset under a finance lease. At the same date, the Company derecognized the right-of-use asset under finance lease and recognized the vessel at an aggregate cost of $53,232.

On February 5, 2023, Navios Partners took delivery of a 2023-built Kamsarmax vessel of 82,010 dwt, from an unrelated third party, for an acquisition cost of $35,605 (including $1,305 capitalized expenses).

2022

On December 14, 2022, Navios Partners took delivery of a 2016-built Kamsarmax vessel of 84,852 dwt, from an unrelated third party, for an acquisition cost of $27,493 (including $243 capitalized expenses).

On November 17, 2022, Navios Partners took delivery of a 2022-built Capesize vessel of 182,064 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the vessel as finance lease for an acquisition cost of $44,753, including capitalized expenses, and recorded a right-of-use asset at an amount equal to the finance lease liability (see Note 10 – Borrowings), increased by initial direct costs adjusted for the carrying amount of the straight-line effect of the liability.

On September 21, 2022, Navios Partners took delivery of a 2022-built Capesize vessel of 182,079 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the vessel as finance lease for an acquisition cost of $44,254, including capitalized expenses, and recorded a right-of-use asset at an amount equal to the finance lease liability (see Note 10 – Borrowings), increased by initial direct costs adjusted for the carrying amount of the straight-line effect of the liability.

On September 13, 2022, Navios Partners took delivery of a 2022-built Capesize vessel of 182,393 dwt, from an unrelated third party, by entering into a ten-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. Navios Partners declared its option to purchase the vessel at the end of the tenth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. Navios Partners accounted for the vessel as finance lease for an acquisition cost of $55,804, including capitalized expenses, and recorded a right-of-use asset at an amount equal to the finance lease liability (see Note 10 – Borrowings), increased by initial direct costs adjusted for the carrying amount of the straight-line effect of the liability.

On July 27, 2022, Navios Partners took delivery of a 2022-built Kamsarmax vessel of 82,003 dwt, from an unrelated third party, for an acquisition cost of $32,566 (including $986 capitalized expenses).

As of December 31, 2022, the Company’s capitalized expenses and deposits for the option to acquire vessels amounted to $16,745 that related to the acquisition of the three vessels.

Following the acquisition of 36-vessel drybulk fleet from Navios Holdings, on July 29, 2022, the Company took delivery of ten vessels accounted for as finance leases for an acquisition cost of $389,436 and recorded a right-of-use asset at an amount equal to the finance lease liability (see Note 10 – Borrowings), increased with the allocated excess value and adjusted for the carrying amount of the straight-line effect of the liability as well as the favorable and unfavorable lease terms derived from charter-in agreements. On September 8, 2022, the Company took delivery of 20 vessels held and used, accounted for as owned, for an acquisition cost of $588,939 (see Note 2(l) – Summary of significant accounting policies).

Sale of Vessels

2024

During the year ended December 31, 2024, Navios Partners sold ten vessels to various unrelated third parties for an aggregate net sales price of $190,293. Following the sale of such vessels, the aggregate amount of $42,859 (including the remaining carrying balance of drydock and special survey cost of $5,275) is presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations and the Consolidated Statements of Cash Flows.

2023

During the year ended December 31, 2023, Navios Partners sold 15 vessels to various unrelated third parties for an aggregate net sales price of $259,004. Following the sale of such vessels, the aggregate amount of $53,032 (including the aggregate remaining carrying balance of dry-dock and special survey cost of $12,033) is presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations.

2022

During the year ended December 31, 2022, Navios Partners sold six vessels (excluding one vessel classified as held for sale) to various unrelated third parties for an aggregate net sales price of $270,511. The aggregate net carrying amount of the vessels, including the remaining carrying balance of dry-dock and special survey cost of $7,653, amounted to $113,246 as of the date of the sales.

Vessels “agreed to be sold”

2022

During the year ended December 31, 2022, Navios Partners agreed to sell seven vessels to various unrelated third parties for an aggregate sales price of $107,250. Following the sale of the above-mentioned six vessels and the sales agreed to during the year ended December 31, 2022, the aggregate amount of $149,352, including an impairment loss of $7,913 in connection with the committed sales of four vessels, was presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations.

Vessels impairment loss

2024

As at December 31, 2024, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that events occurred and circumstances had changed, which indicated that potential impairment of certain of Navios Partners’ long-lived assets might exist and a recoverability test of certain of long-lived assets was performed. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations.

As at June 30, 2024, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that such indicators were present for certain of its dry bulk vessels, mainly due to Company’s intention to sell these vessels.

During the year ended December 31, 2024, the undiscounted projected net operating cash flows for four vessels did not exceed the carrying value of each asset group and an impairment loss was recognized and calculated as the difference between the fair value of the vessel (see Note 12 – Fair value of financial instruments) and the carrying value of the asset group. As a result, an impairment loss of $17,099 was recognized and is presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations for the year ended December 31, 2024.

2023

As of December 31, 2023, the Company concluded that events occurred and circumstances had changed, which indicated that potential impairment of certain of Navios Partners’ long-lived assets might exist and a recoverability test of certain of long-lived assets was performed. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations. As of December 31, 2023, the Company’s recoverability test concluded that no impairment loss was identified and recognized, as the undiscounted projected net operating cash flows of each asset group exceeded the carrying value.

2022

As of December 31, 2022, the Company concluded that events occurred and circumstances had changed, which indicated that potential impairment of certain of Navios Partners' long-lived assets might exist. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations. As a result, a recoverability test of certain of long-lived assets was performed. During the year ended December 31, 2022, an impairment loss of $7,913, which was presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations, was recognized in connection with the committed sales of four vessels in January and February 2023, as the carrying amount of each asset group was not recoverable and exceeded its fair value less costs to sell.